Stockholders' Equity (Deficit) - Contingent Earnout Liability (Details) $ in Thousands		12 Months Ended
	Aug. 26, 2021 USD ($) $ / shares yr tranche shares	Dec. 31, 2021 USD ($) yr $ / shares	Dec. 31, 2020 USD ($)	Feb. 17, 2021 tranche shares
Business Acquisition, Contingent Consideration [Line Items]
Maximum contingent earnout (in shares) | shares				15,000,000
Contingent earnout liability recognized upon the closing of the reverse recapitalization		$ 159,432	$ 0
Change in fair value of contingent earnout liability		55,772	$ 0
Earnout Shares
Business Acquisition, Contingent Consideration [Line Items]
Maximum contingent earnout (in shares) | shares	15,000,000			15,000,000
Number of tranches of contingent earnout shares | tranche	2			2
Number of contingent earnout shares per tranche (in shares) | shares	7,500,000			7,500,000
Number of trading days	20 days
Number of consecutive trading days	30 days
Contingent earnout liability recognized upon the closing of the reverse recapitalization	$ 159,400
Change in fair value of contingent earnout liability		$ 55,800
Expected term (years)
Business Acquisition, Contingent Consideration [Line Items]
Measurement input | yr	10.00	10.00
Current stock price
Business Acquisition, Contingent Consideration [Line Items]
Measurement input | $ / shares	10.96	7.25
Expected share price volatility
Business Acquisition, Contingent Consideration [Line Items]
Measurement input	0.796	0.858
Risk-free interest rate
Business Acquisition, Contingent Consideration [Line Items]
Measurement input	0.0134	0.0152
Estimated dividend yield
Business Acquisition, Contingent Consideration [Line Items]
Measurement input	0	0
Tranche one | Earnout Shares
Business Acquisition, Contingent Consideration [Line Items]
Closing stock price to trigger contingent earnout shares (in dollars per share) | $ / shares	$ 15.00
Tranche two | Earnout Shares
Business Acquisition, Contingent Consideration [Line Items]
Closing stock price to trigger contingent earnout shares (in dollars per share) | $ / shares	$ 20.00